(Loss)/earnings per share	6 Months Ended
Jun. 30, 2023
(Loss)/earnings per share
(Loss)/earnings per share

7.     (Loss)/earnings per share

Basic (loss)/earnings per share (“EPS”) is calculated by dividing the (loss)/profit for the period attributable to equity holders by the weighted average number of ordinary shares outstanding during the period.

The following table reflects the income statement (loss)/profit and share data used in the basic EPS calculations:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$'m	$'m	$'m	$'m
(Loss)/profit attributable to equity holders as presented in the income statement	(10)	100	(11)	157
Less: Dividend on preferred shares (see note 14)	(6)	—	(12)	—
(Loss)/profit attributable to equity holders used in calculating earnings per share	(16)	100	(23)	157
Weighted average number of ordinary shares for EPS (millions)	597.6	603.3	597.6	603.3
(Loss)/earnings per share	$(0.03)	$0.17	$(0.04)	$0.26

Diluted (loss)/earnings per share is consistent with basic (loss)/earnings per share, as there are no dilutive potential shares during the periods presented above.

Please refer to note 9 for details of any transactions involving the ordinary shares for the three and six months ended June 30, 2023.